Cash and deposits with financial institutions	12 Months Ended
Oct. 31, 2020
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Cash and deposits with financial institutions
6	Cash and Deposits with Financial Institutions

As at October 31 ($ millions)	2020		2019
Cash and non-interest-bearing deposits with financial institutions	$11,123		$10,904
Interest-bearing deposits with financial institutions	65,337		35,816
Total	$76,460	(1)	$46,720	(1)

(1)	Net of allowances of $1 (2019 – $3).
The Bank is required to maintain balances with central banks, other regulatory authorities and certain counterparties and these amounted to $7,121 million (2019 – $9,401 million) and are included above.